Equity (Deficit) - Additional Information (Detail) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 27, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	May 31, 2022 USD ($)
Disclosure of equity [line items]
Increase decrease through proceeds from FONADIN grants			$ 23,000,000
Net actuarial losses in other comprehensive income (loss) net of deferred income tax			123,385,417	$ 205,401,008
Post-employment benefit expense, defined benefit plans			(8,075,854)	$ (13,582,084)
Percentage of discount and return on plan asset		9.39%		8.46%				9.39%
Net income (loss)		$ 5,150,763,000	99,998,470	$ (294,775,877)	$ (509,052,065)
Net income (loss)			99,998,470	(294,775,877)	(509,052,065)
Negative equity amount				(2,170,000,783)				$ (1,768,822,225)
Negative working capital			401,842,480	$ 464,254,286
Indebtedness that may be used to partially cover financial balance in next year		142,200,000						27,068,400
Short- term debt principal maturities								465,947,683
Percentage of share profit duty				54.00%
Equity contributions			188,306,717	$ 316,354,129	46,256,000
Bank indebtedness								29,912,400
Reduction of debt		57,028,030,000	1,107,159,280	1,707,581,580	1,151,962,147
Crude oil price per barrel		$ 68.7
Gain (loss) on non-controlling interest			$ (288,610)	128,502	$ 369,692
Principal amount outstanding U.S.$				$ 2,211,701,630				$ 1,853,421,785	$ 1,984,689,000
Deer Park Refining Limited
Disclosure of equity [line items]
Acquired percentage		50.005%	50.005%	50.005%
Federal budget
Disclosure of equity [line items]
Negative budget financial balance			$ 0
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Percentage of share profit duty		40.00%	40.00%
Subsequent event
Disclosure of equity [line items]
Equity contributions	$ 7,200,000
Subsequent event | Two Thousand And Twenty Three Notes
Disclosure of equity [line items]
Principal amount outstanding U.S.$	$ 41,200,000
Subsequent event | Forecast
Disclosure of equity [line items]
Bank indebtedness						$ 142,200,000	$ 27,068,400
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution			$ 188,306,717	$ 316,354,129